Loss per Share (Details)	12 Months Ended
	Dec. 31, 2017 shares	Oct. 20, 2016 shares	Oct. 19, 2016 shares
Earnings per share [line items]
Dilutive effect of warrants on number of ordinary shares	43,398,209
Common Shares
Earnings per share [line items]
Reverse stock split, Conversion ratio	4
Number of shares outstanding		2,627,674	10,510,741